Financial Assets and Liabilities - Summary of Maturity Profile of Financial Liabilities Based on Consolidated Contractual Undiscounted Obligations Outstanding (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Debt(1):	₱ 341,848	₱ 320,907
Principal	256,927	251,859
Interest	84,921	69,048
Lease obligations	151,905	62,216
Trade and other payables undiscounted cash flows	151,062	178,246
Total contractual obligations	644,815	561,369
Suppliers and contractors liability [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	74,716	98,972
Utilities and Related Expenses Liability [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	61,079	63,613
Carriers and other liability [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	2,362	2,209
Employee benefits liability [member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	5,510	6,615
Customer deposits liability [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	2,238	2,313
Dividends Payable [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	1,912	1,821
Others [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	3,245	2,703
Less than 1 year [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Debt(1):	7,430	30,001
Principal	7,250	29,203
Interest	180	798
Lease obligations	36,287	14,658
Trade and other payables undiscounted cash flows	148,560	175,566
Total contractual obligations	192,277	220,225
Less than 1 year [Member] | Suppliers and contractors liability [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	74,518	98,656
Less than 1 year [Member] | Utilities and Related Expenses Liability [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	61,044	63,609
Less than 1 year [Member] | Carriers and other liability [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	2,362	2,209
Less than 1 year [Member] | Employee benefits liability [member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	5,510	6,615
Less than 1 year [Member] | Dividends Payable [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	1,912	1,821
Less than 1 year [Member] | Others [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	3,214	2,656
1-3 years [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Debt(1):	77,131	65,159
Principal	43,292	37,885
Interest	33,839	27,274
Lease obligations	49,856	13,504
Trade and other payables undiscounted cash flows	427	610
Total contractual obligations	127,414	79,273
1-3 years [Member] | Suppliers and contractors liability [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	194	307
1-3 years [Member] | Utilities and Related Expenses Liability [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	35	4
1-3 years [Member] | Customer deposits liability [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	167	252
1-3 years [Member] | Others [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	31	47
3-5 years [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Debt(1):	65,342	55,632
Principal	47,648	41,593
Interest	17,694	14,039
Lease obligations	36,924	10,591
Trade and other payables undiscounted cash flows	28	38
Total contractual obligations	102,294	66,261
3-5 years [Member] | Suppliers and contractors liability [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	4	9
3-5 years [Member] | Customer deposits liability [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	24	29
Later than five years [member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Debt(1):	191,945	170,115
Principal	158,737	143,178
Interest	33,208	26,937
Lease obligations	28,838	23,463
Trade and other payables undiscounted cash flows	2,047	2,032
Total contractual obligations	222,830	195,610
Later than five years [member] | Customer deposits liability [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	₱ 2,047	₱ 2,032